Income taxes (Tables)	12 Months Ended
Mar. 25, 2023
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 25, 2023 and March 26, 2022 are as follows:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$13,282	$12,745
Difference between book and tax basis of property and equipment	7,396	6,024
Operating lease right-of-use asset	3,690	4,082
Other reserves not currently deductible	1,195	212
Other	(743)	(403)

Net deferred tax asset before valuation allowance	24,820	22,660
Valuation allowance	(24,820)	(22,660)

Net deferred tax asset	$—	$—

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022	March 27, 2021
		(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	(1,860)	1,781	(1,606)
Valuation allowance	1,860	(1,781)	1,606
Income tax expense	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 25, 2023		March 26, 2022		March 27, 2021
Canadian statutory rate	25.9%		26.1%		26.2%
Utilization of unrecognized losses and other tax attributes	(25.0%	)	(130.8%	)	(27.3%	)
Permanent differences and other	(0.9%	)	104.7%		(1.1%	)

Total	0%		0%		0%

Summary of Non Capital Losses

Non Capital losses as of March 25, 2023
(in thousands)
Year ending March:	Operating
Expiring in 2024	—
Expiring in 2025	—
Expiring in 2026	3,390
Expiring in 2027	—
Expiring in 2028	—
Expiring in 2029	—
Expiring in 2030	5,095
Expiring in 2031	3,575
Expiring after 2031	33,762

Total non-capital losses as of March 25, 2023	45,937